Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Disclosures
Schedule of compensation for key management

Key management includes the Company’s Directors, Chief Executive Officer, Chief Financial Officer, Chief Scientific Officer and Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	December 31,
	2024	2023	2022
	$	$	$
Salaries and short-term benefits	1,587	1,344	971
Post-retirement benefits	20	-	-
Stock-based compensation	411	121	44
	2,018	1,465	1,015